Loan Payable - Schedule of Disaggregation of Interest Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Interest Expense [Abstract]
Contractual interest expense	$ 1,620,186		$ 2,756,792		$ 3,459,439	$ 561,095
Debt discount amortization					753,904	49,433
Debt issuance cost amortization	485,162		1,205,535		1,042,141	42,901
Finance costs and other					14,920
Total	$ 2,105,348	$ 1,306,524	$ 3,962,327	$ 2,442,824	$ 5,270,404	$ 653,429